SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund

December 31, 2023 (Unaudited)
Principal Amount		Value
Corporate Bonds — 52.10%
Basic Materials — 1.36%
$650,000	FMC Corp., 5.15%, 5/18/26	$649,320

Consumer, Cyclical — 5.41%
525,000	Brunswick Corp., 0.85%, 8/18/24	507,977
725,000	Daimler Truck Finance North America LLC, (SOFR RATE + 1.000%), 6.36%, 4/5/24(a),(b)	725,532
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	491,436
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.45%, 2/26/27(b)	850,357
		2,575,302
Consumer, Non-cyclical — 2.77%
500,000	HCA, Inc., 5.38%, 2/1/25	499,795
850,000	JDE Peet’s NV, 0.80%, 9/24/24(a)	817,687
		1,317,482
Energy — 1.60%
825,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	759,560

Financial — 36.30%
500,000	Athene Global Funding, (SOFR Index + 0.715%), 6.08%, 1/7/25(a),(b)	493,113
500,000	Barclays Plc, 5.30%, 8/9/26(c)	498,126
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.47%, 3/3/27(b)	1,288,119
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 6.19%, 6/9/27(b)	985,016
645,000	Comerica Bank, 2.50%, 7/23/24	630,891
575,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	573,901
550,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	555,632
750,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.700%), 6.08%, 1/24/25(b)	749,429
550,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	539,078
500,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 6.85%, 3/10/26(b)	501,549
280,000	Huntington Bancshares, Inc., 2.63%, 8/6/24	274,578
500,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	496,093
500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), 6.01%, 6/23/25(b)	498,901
575,000	KeyBank NA, 4.15%, 8/8/25	557,963
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	986,986
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	562,799
535,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	533,026
475,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	457,356
905,000	Morgan Stanley, 3.62%, 4/17/25(c)	899,513
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	770,169
680,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	671,226

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$750,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.43%, 1/21/26(a),(b)	$746,691
750,000	Truist Bank, 1.50%, 3/10/25	716,487
900,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	886,622
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	280,240
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,116,593
		17,270,097
Technology — 3.22%
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	341,628
500,000	Qorvo, Inc., 1.75%, 12/15/24	479,462
725,000	Western Digital Corp., 4.75%, 2/15/26	710,766
		1,531,856
Utilities — 1.44%
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	684,457

Total Corporate Bonds		24,788,074
(Cost $25,172,047)
Collateralized Mortgage Obligations — 23.26%
595,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (Term SOFR 1M + 1.540%), 6.90%, 10/15/36(a),(b)	568,046
723,285	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (Term SOFR 1M + 1.511%), 6.87%, 10/15/38(a),(b)	702,380
734,390	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 8.20%, 4/15/37(a),(b)	722,933
670,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.24%, 12/25/41(a),(b)	666,226
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.84%, 3/25/42(a),(b)	773,590
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.44%, 3/25/42(a),(b)	335,399
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (SOFR30A + 3.550%), 8.89%, 5/25/43(a),(b)	388,863
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (SOFR30A + 3.100%), 8.44%, 6/25/43(a),(b)	285,751
170,000	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (SOFR30A + 2.700%), 8.04%, 7/25/43(a),(b)	172,091
1,500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(a),(d)	1,342,106
1,380,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (SOFR30A + 2.400%), 7.74%, 2/25/42(a),(b)	1,383,776
572,004	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.34%, 5/25/43(a),(b)	571,999
825,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.69%, 6/25/43(a),(b)	850,052
406,945	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(d)	368,229

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(d)	$261,065
1,500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(a),(d)	1,418,750
286,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(d)	255,250

Total Collateralized Mortgage Obligations		11,066,506
(Cost $11,422,167)
Asset Backed Securities — 21.49%
390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	364,566
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	124,018
900,000	CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	848,807
317,460	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	298,869
1,430,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(a)	1,412,409
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	503,815
775,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	729,806
1,000,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	954,158
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	749,257
200,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	201,533
541,741	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	486,390
350,122	MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(a)	343,956
625,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	597,048
823,647	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	750,947
600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	598,332
1,300,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	1,257,164

Total Asset Backed Securities		10,221,075
(Cost $10,670,238)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Investment Company — 1.52%
725,548	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(e)	$725,548

Total Investment Company		725,548
(Cost $725,548)

Total Investments		$46,801,203
(Cost $47,990,000) — 98.37%
Other assets in excess of liabilities — 1.63%		775,311
NET ASSETS — 100.00%		$47,576,514

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Affiliated investment.
Financial futures contracts as of December 31, 2023:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	55	March 2024	$(120,006)	USD	$11,325,273	Barclays Capital Group
Total			$(120,006)

Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar
4